Cash and cash equivalents (Details) ₽ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Cash and cash equivalents
Total cash and cash equivalents		₽ 40,966	₽ 18,406
Cash deposit | $	$ 2.5
Gross carrying amount
Cash and cash equivalents
Correspondent accounts with CBR		5,587	6,522
Cash with banks and on hand		13,119	4,063
Short-term CBR deposits		21,000	6,500
Other short-term bank deposits		1,267	1,322
Loss allowance / Impairment
Cash and cash equivalents
Total cash and cash equivalents		₽ (7)	₽ (1)